EQUIPMENT (Schedule of Composition of Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 248,478
Balance at end of year	2,866,696	$ 248,478
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	252,021
Additions	2,887,196	244,708
Foreign exchange movement	(403,716)	7,313
Acquired through acquisition of Evotech	163,529
Transfer from construction in progress to towers
Balance at end of year	2,899,030	252,021
Cost [Member] | Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Additions	2,780,680
Foreign exchange movement	(248,822)
Transfer from construction in progress to towers	(726,930)
Balance at end of year	1,804,928
Cost [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	252,021
Additions	37,249	244,708
Foreign exchange movement	(146,142)	7,313
Acquired through acquisition of Evotech	163,529
Transfer from construction in progress to towers	726,930
Balance at end of year	1,033,587	252,021
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Additions	69,267
Foreign exchange movement	(8,752)
Acquired through acquisition of Evotech
Balance at end of year	60,515
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,543
Additions	34,997	3,440
Foreign exchange movement	(6,172)	103
Balance at end of year	32,334	3,543
Accumulated depreciation [Member] | Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Additions
Foreign exchange movement
Balance at end of year
Accumulated depreciation [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,543
Additions	27,458	3,440
Foreign exchange movement	(5,101)	103
Balance at end of year	25,900	3,543
Accumulated depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Additions	7,539
Foreign exchange movement	(1,071)
Balance at end of year	6,464
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	248,478
Balance at end of year	2,866,696	248,478
Net book value [Member] | Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Balance at end of year	1,804,928
Net book value [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	248,478
Balance at end of year	1,007,687	248,478
Net book value [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Balance at end of year	$ 54,081